UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05871

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                   5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               BEGINNING    ENDING        EXPENSES
                               ACCOUNT      ACCOUNT       PAID DURING
                               VALUE        VALUE         6 MONTHS ENDED
                               (7/1/05)     (12/31/05)    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Actual                         $ 1,000.00   $ 1,009.80    $ 3.81
--------------------------------------------------------------------------------
Hypothetical                     1,000.00     1,021.42      3.83

Hypothetical assumes 5%  annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2005 is as follows:

EXPENSE RATIO
-------------
    0.75%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                   6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL           VALUE
                                                                                    AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--98.1%
----------------------------------------------------------------------------------------------------------
CALIFORNIA--88.4%
Alameda, CA Corridor Transporation Authority RRB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-61, 3.57% 1,2                            $ 2,700,000     $ 2,700,000
----------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series H, 3.53% 2                                             3,400,000       3,400,000
----------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-7, 3.53% 2            2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central Valley
Project, MERLOTS Series 2003 B32, 3.53% 1,2                                      1,990,000       1,990,000
----------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB,
Subseries 2005 F-3, 3.20% 2                                                      5,000,000       5,000,000
----------------------------------------------------------------------------------------------------------
CA Economic Recovery RB, Series C-10, 3.52% 2                                    3,625,000       3,625,000
----------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 3.56% 2         1,200,000       1,200,000
----------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB, Reset Option
Certificates II-R Trust, Series 364, 3.58% 1,2                                   2,490,000       2,490,000
----------------------------------------------------------------------------------------------------------
CA GOUN Floating Rate Trust Receipts, Series B-3, 3.52% 2                        3,500,000       3,500,000
----------------------------------------------------------------------------------------------------------
CA GOUN, Puttable Floating Option Tax Exempt Receipts,
Series MT-162, 3.15% 2                                                           2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA GOUN, Series A-2, 3.75% 2                                                     3,700,000       3,700,000
----------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western Territory,
Series 2001, 2.78%, 2/8/06                                                       7,000,000       7,000,000
----------------------------------------------------------------------------------------------------------
CA Pacific HFA Lease RB, Pass-Through Obligations, Series 2001A, 4.40% 2           160,000         160,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Amador Valley Industry Project, Series 2005A, 3.55% 2             950,000         950,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.60% 2                       3,170,000       3,170,000
----------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 3.63% 2        2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 3.66% 2         5,235,000       5,235,000
----------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 3.61% 1,2       2,000,000       2,000,000
----------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 3.51% 2                   11,000,000      11,000,000
----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Fountains Seacliff Apts. Project, Series 2002Y, 3.55% 2          5,975,000       5,975,000
----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Housing Village at Ninth Apts. Project, Series 2005D, 3.59% 2    4,375,000       4,375,000
----------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-3099, 3.61% 1,2                                                        2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
CA SCDAU RB, Trust Receipts, Series F15 D, 3.61% 2                               6,000,000       6,000,000
----------------------------------------------------------------------------------------------------------
CA Statewide Communities DAU MH RB, Oakwood Apts.
Series 00, 3.47%, 6/15/06 3                                                      5,500,000       5,500,000
----------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1287, 3.59% 1,2                                                        2,500,000       2,500,000
----------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Puttable Floating Option Tax Exempt Receipts,
Series PZ-42, 3.59% 2                                                            1,330,000       1,330,000
----------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, Puttable Tax Exempt Receipts, Series 807, 3.54% 1,2      6,215,000       6,215,000
----------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, Putters Series 707, 3.54% 1,2                          1,995,000       1,995,000


                   7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL            VALUE
                                                                                         AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series F12J, Sunset
Project, 3.58% 2                                                                    $ 8,600,000    $   8,600,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 3.51% 1,2                                6,000,000        6,000,000
----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25, 3.53% 1,2                 2,000,000        2,000,000
----------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 3.53% 1,2                                4,590,000        4,590,000
----------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 3.53% 1,2                                3,955,000        3,955,000
----------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series 1998-10, 3.52% 1,2       2,300,000        2,300,000
----------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS Series 2003 B20,
3.53% 1,2                                                                             6,980,000        6,980,000
----------------------------------------------------------------------------------------------------------------
San Mateo Cnty., CA HAU MH RB, Pacific Oaks Apts. Project, Series A, 3.54% 2          3,000,000        3,000,000
----------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project, Series
2004A, 3.53% 2                                                                        3,485,000        3,485,000
----------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-43, 3.61% 2                                                       2,085,000        2,085,000
----------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002, 3.58% 2                   2,700,000        2,700,000
----------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project, Series 2001,
3.58% 2                                                                               6,500,000        6,500,000
                                                                                                   -------------
                                                                                                     152,205,000

----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--9.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 3.63% 1,2               3,500,000        3,500,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates, Series 2005
Z-6, 3.59% 1,2                                                                        2,905,000        2,905,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset Option Certificates II-R
Trust, Series 415CE, 3.57% 2                                                          2,700,000        2,700,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt Receipts, Series 491,
3.55% 1,2                                                                             1,000,000        1,000,000
----------------------------------------------------------------------------------------------------------------
PR CMWLTH RB, Credit Enhanced Custodial Receipts, 2.85%, 1/30/06 4                    6,500,000        6,500,000
                                                                                                   -------------
                                                                                                      16,605,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $168,810,000)                                            98.1%     168,810,000
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             1.9        3,318,659
                                                                                    ----------------------------
NET ASSETS                                                                                100.0%   $ 172,128,659
                                                                                    ============================


                   8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC            ABN AMRO Munitops Certificates

CMWLTH          Commonwealth

COP             Certificates of Participation

DAU             Development Authority

ED              Economic Development

EDFAU           Economic Development Finance Authority

FAU             Finance Authority

GOB             General Obligation Bonds

GOUN            General Obligation Unlimited Nts.

HAU             Housing Authority

HFA             Housing Finance Agency/Authority

IDV             Industrial Development

MERLOTS         Municipal Exempt Receipts Liquidity Option Tender

MH              Multifamily Housing

PCFAU           Pollution Control Finance Authority

PFAU            Public Finance Authority

PUC             Public Utilities Commission

RA              Redevelopment Agency/Authority

RB              Revenue Bonds

REF             Refunding

RRB             Revenue Refunding Bonds

SCDAU           Statewide Communities Development Authority

SGMSTR          Societe Generale, NY Branch Municipal Security Trust Receipts

SWD             Solid Waste Disposal

TS              Tobacco Settlement

TXAL            Tax Allocation

USD             Unified School District

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,620,000 or 32.31% of the Trust's net assets as of December 31, 2005.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $6,500,000, which represents 3.78% of the Trust's net assets. See
Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $168,810,000)--see accompanying statement of investments     $ 168,810,000
-------------------------------------------------------------------------------------------------------
Cash                                                                                            82,951
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                2,350,000
Interest                                                                                     1,052,894
Shares of beneficial interest sold                                                              11,200
Other                                                                                           12,323
                                                                                         --------------
Total assets                                                                               172,319,368

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Distribution and service plan fees                                                              90,985
Dividends                                                                                       67,768
Shareholder communications                                                                       7,041
Trustees' compensation                                                                           5,401
Legal, auditing and other professional fees                                                      4,570
Transfer and shareholder servicing agent fees                                                    3,783
Shares of beneficial interest redeemed                                                             785
Other                                                                                           10,376
                                                                                         --------------
Total liabilities                                                                              190,709

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 172,128,659
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 172,136,190
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  465
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (7,996)
                                                                                         --------------
NET ASSETS--applicable to 172,117,467 shares of beneficial interest outstanding          $ 172,128,659
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
------------------------------------------------------------------------------

For the Six Months Ended December 31, 2005
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                          $ 2,367,253

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                       443,212
------------------------------------------------------------------------------
Service plan fees                                                     177,187
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                          22,006
------------------------------------------------------------------------------
Shareholder communications                                              7,809
------------------------------------------------------------------------------
Trustees' compensation                                                  3,052
------------------------------------------------------------------------------
Custodian fees and expenses                                             2,195
------------------------------------------------------------------------------
Administration service fees                                               750
------------------------------------------------------------------------------
Other                                                                  15,348
                                                                  ------------
Total expenses                                                        671,559
Less reduction to custodian expenses                                   (2,020)
Less waivers and reimbursements of expenses                              (486)
                                                                  ------------
Net expenses                                                          669,053

==============================================================================
NET INVESTMENT INCOME                                               1,698,200

==============================================================================
NET REALIZED GAIN ON INVESTMENTS                                          258

==============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 1,698,458
                                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS            YEAR
                                                                    ENDED           ENDED
                                                        DECEMBER 31, 2005        JUNE 30,
                                                              (UNAUDITED)            2005
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                   $      1,698,200   $    1,651,449
------------------------------------------------------------------------------------------
Net realized gain                                                    258            4,790
                                                        ----------------------------------
Net increase in net assets resulting from operations           1,698,458        1,656,239

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income                          (1,697,735)      (1,651,449)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial           6,265,823       25,965,482
interest transactions

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                                 6,266,546       25,970,272
------------------------------------------------------------------------------------------
Beginning of period                                          165,862,113      139,891,841
                                                        ----------------------------------
End of period (including accumulated net investment
income of $465 for the period ended
December 31, 2005)                                      $    172,128,659   $  165,862,113
                                                        ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                          YEAR
                                                         ENDED                                                         ENDED
                                             DECEMBER 31, 2005                                                      JUNE 30,
                                                   (UNAUDITED)        2005         2004         2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00    $   1.00    $    1.00    $    1.00   $    1.00   $    1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                    .02 1       .01 1         -- 2        .01         .01         .03
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:

Dividends from net investment income                      (.02)       (.01)          -- 2       (.01)       (.01)       (.03)
Distributions from net realized gain                        --          --           --           --          -- 2        --
                                                     ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.02)       (.01)          -- 2       (.01)       (.01)       (.03)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00    $   1.00    $    1.00    $    1.00   $    1.00   $    1.00
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           0.98%       1.13%        0.21%        0.52%       0.89%       2.74%

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 172,129    $165,862    $ 139,892    $ 152,856   $ 154,653   $ 157,316
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 175,874    $148,312    $ 149,559    $ 156,348   $ 164,278   $ 166,654
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.92%       1.11%        0.21%        0.52%       0.89%       2.72%
Total expenses                                            0.76%       0.77%        0.78%        0.76%       0.77%       0.84%
Expenses after payments and waivers and
reduction to custodian expenses                           0.75%       0.77%        0.78%        0.76%       0.77%       0.81%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of Oppenheimer Funds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M.
Eastern time on each day the New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Trust had sold $2,350,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                   14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      As of December 31, 2005, the Trust had available for federal income tax purposes an estimated capital loss carryforward of $7,996 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2005, it is estimated that the Trust will utilize $258 of capital loss carryforward to offset realized capital gains. During the year ended June 30, 2005, the Trust did utilize $4,790 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of June 30, 2005, the Trust had available for federal income tax purposes unused capital loss carryforward as follows:

                                     EXPIRING
                                     ----------------------
                                     2012            $8,254


--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Trust. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED DECEMBER 31, 2005          YEAR ENDED JUNE 30, 2005
                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
Sold                                261,997,844    $ 261,997,844      435,633,846    $ 435,633,846
Dividends and/or
distributions reinvested              1,615,055        1,615,055        1,571,006        1,571,006
Redeemed                           (257,347,076)    (257,347,076)    (411,239,370)    (411,239,370)
                                   ----------------------------------------------------------------
Net increase                          6,265,823    $   6,265,823       25,965,482    $  25,965,482
                                   ================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of the net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of the net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2005, the Trust paid $21,798 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.


                   16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the six months ended December 31, 2005, the Manager waived $486 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                   17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   18 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

         The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

         NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Trust by the Manager and by OppenheimerFunds, Inc., the Manager's parent company, and information regarding the key personnel that provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.

                19 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has been an investment advisor since 1978 and that the Manager's and its parent's assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. The Board also considered compliance reports from the Trust's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John Bonnell and the Manager's money market investment team and analysts. Mr. Bonnell has had over 17 years of experience managing money market, equity, fixed income and municipal/tax-exempt investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

         INVESTMENT PERFORMANCE OF THE TRUST. During the year, the Manager provided information on the performance of the Trust at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other California tax-exempt money market funds. The Board noted that the Trust's one-year, three-year, five-year and ten-year performance were below its peer group median, although its one-year performance had improved over prior periods.

         COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other California tax-exempt money market funds and other funds with comparable asset levels and distribution features. The Manager has voluntarily agreed to assume certain expenses that exceed 0.80% of the Trust's average


        20 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST annual net assets in any fiscal year and to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Board noted that the Trust's contractual management fees are at its peer group median and that its actual management fees and total expenses are higher than its peer group median. The Board concluded that the Trust's fees are reasonable in light of the Trust's recent performance improvement.

         ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

         OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

         CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

         Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.

                        21 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006